UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust

791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
Unified Financial Securities, LLC
9465 Counselors Row, Suite 200
Indianapolis, IN 46240

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Commonwealth Australia/New Zealand Fund
Africa Fund
Commonwealth Japan Fund
Commonwealth Global Fund
Commonwealth Real Estate Securities Fund

SEMI-ANNUAL REPORT

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 345-1898 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 345-1898. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	4
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Approval of the Renewal of the Investment Advisory Agreement	36
Additional Information	41
Notice of Privacy Policy & Practices	43

SEMI-ANNUAL REPORT 2019

Performance Overview – April 30, 2019 (Unaudited)

			Average Annual
	Inception Date	6 Month	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio[1]	Net Expense Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	2.53%	(0.64)%	2.89%	9.05%	5.48%	2.41%	2.41%
Africa Fund	11/07/11	10.26%	(16.20)%	(3.11)%	—	(1.07)%	3.81%	1.86%
Commonwealth Japan Fund	07/10/89	4.10%	(5.93)%	5.32%	5.22%	(2.65)%	3.02%	1.77%
Commonwealth Global Fund	12/03/02	6.49%	1.86%	0.56%	7.21%	5.63%	2.39%	2.39%
Commonwealth Real Estate Securities Fund	01/05/04	10.64%	5.09%	5.13%	9.49%	4.43%	2.50%	2.50%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898.

[1]

The above expense ratios are from the Funds’ Prospectus, dated February 28, 2019. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund and Commonwealth Japan Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 29, 2020. FCA Corp may recoup any waived amount from the Africa Fund and Commonwealth Japan Fund pursuant to this agreement if such recoupment does not cause the Africa Fund and Commonwealth Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the date in which FCA Corp incurred the expense. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.41%, 3.70%, 3.00%, 2.39% and 2.48% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively. Additional information pertaining to the Funds’ expense ratios as of April 30, 2019, can be found in the financial highlights.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2019

Portfolio Composition – April 30, 2019* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percentage of Total Investments
Marine Ports & Services	27.5%
Air Freight & Logistics	7.3%
Electric Utilities	6.1%
Health Care Facilities	5.9%
Health Care Equipment	5.3%
Health Care Services	5.0%
Oil & Gas Refining & Marketing	4.3%
Packaged Foods & Meats	3.9%
Hotels, Resorts & Cruise Lines	3.6%
Property & Casualty Insurance	3.3%
Biotechnology	2.7%
Home Furnishing Retail	2.6%
Renewable Electricity	2.6%
Multi-Utilities	1.9%
Distillers & Vintners	1.8%
Diversified Banks	1.7%
Electronic Equipment & Instruments	1.7%
Human Resource & Employment Services	1.6%
Personal Products	1.6%
Diversified Support Services	1.4%
Industrial Machinery	1.4%
Gas Utilities	1.3%
Internet Software & Services	1.3%
Paper Packaging	1.1%
Drug Retail	0.9%
Steel	0.7%
Other Diversified Financial Services	0.5%
Regional Banks	0.4%
Integrated Oil & Gas	0.3%
Money Market Funds	0.3%
Reinsurance	0%(a)
100.0%

AFRICA FUND
Country or Security Type	Percentage of Total Investments
South Africa	86.9%
Exchange Traded Funds - Africa Region	5.1%
Exchange Traded Funds - Nigeria	3.1%
Egypt	2.7%
Money Market Funds	1.4%
Zambia	0.8%
Botswana	0%(a)
100.0%

COMMONWEALTH JAPAN FUND
Industry or Security Type	Percentage of Total Investments
Health Care Supplies	14.5%
Railroads	12.4%
Health Care Equipment	6.5%
Construction & Engineering	4.9%
Diversified Real Estate Activities	4.6%
Life & Health Insurance	4.3%
Air Freight & Logistics	3.6%
Industrial Machinery	3.5%
Consumer Electronics	3.4%
Household Products	3.3%
Leisure Products	3.3%
Money Market Funds	3.2%
IT Consulting & Other Services	3.0%
Brewers	2.7%
Pharmaceuticals	2.4%
Electronic Equipment & Instruments	2.2%
Trucking	2.2%
Automobile Manufacturers	2.1%
Drug Retail	2.1%
Retail REITs	1.8%
Soft Drinks	1.7%
Specialized Finance	1.4%
Electric Utilities	1.3%
Electronic Components & Equipment	1.3%
Tires & Rubber	1.3%
Electronic Components	1.1%
Auto Parts & Equipment	1.0%
Other Diversified Financial Services	1.0%
Distributors	0.9%
Food Retail	0.9%
Specialty Chemicals	0.8%
Marine	0.7%
Regional Banks	0.6%
100.0%

*	Portfolio composition is subject to change.

(a)	Amount is less than 0.005%.

SEMI-ANNUAL REPORT 2019

PORTFOLIO COMPOSITION – April 30, 2019* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or Security Type	Percentage of Total Investments
United States	47.2%
United Kingdom	12.0%
Japan	7.2%
Switzerland	5.9%
Netherlands	4.2%
Israel	3.4%
Germany	3.3%
India	2.9%
France	2.7%
Chile	2.5%
Norway	2.4%
South Africa	1.8%
Mexico	0.9%
Money Market Funds	0.8%
Denmark	0.8%
Panama	0.8%
Bermuda	0.6%
Spain	0.6%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percentage of Total Investments
Specialized REITs	24.6%
Office REITs	7.1%
Diversified REITs	6.7%
Mortgage REITs	6.0%
Money Market Funds	5.7%
Industrial REITs	5.7%
Construction Materials	5.6%
Residential REITs	4.4%
Building Products	4.0%
Homebuilding	3.7%
Hotel & Resort REITs	3.4%
Thrifts & Mortgage Finance	3.0%
Home Improvement Retail	2.5%
Regional Banks	2.4%
Hotels, Resorts & Cruise Lines	2.3%
Exchange-Traded Funds - China	2.1%
Airport Services	1.8%
Retail REITs	1.8%
Health Care REITs	1.4%
Construction & Engineering	1.3%
Call Options Purchased	1.2%
IT Consulting & Other Services	1.2%
Diversified Real Estate Activities	1.0%
Real Estate Operating Companies	0.9%
Agricultural Products	0.2%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2019

Schedule of Investments – April 30, 2019 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (98.56%)
Australia (22.84%)
Biotechnology (2.20%)
CSL Ltd.	2,500	$349,989
Diversified Support Services (1.40%)
Brambles Ltd.	26,265	223,134
Gas Utilities (1.28%)
APA Group	30,000	203,469
Health Care Equipment (3.32%)
Cochlear Ltd.	4,000	528,285
Health Care Facilities (0.58%)
Ramsay Health Care Ltd.	2,000	92,104
Health Care Services (3.24%)
Sonic Healthcare Ltd.	28,382	513,254
Human Resource & Employment Services (1.61%)
SEEK Ltd.	20,000	256,768
Integrated Oil & Gas (0.33%)
Origin Energy Ltd.	10,136	52,667
Internet Software & Services (1.28%)
carsales.com Ltd.	21,502	204,045
Marine Ports & Services (1.02%)
Qube Holdings Ltd.	81,671	162,950
Multi-Utilities (1.88%)
AGL Energy Ltd.	19,083	299,080
Paper Packaging (1.12%)
Orora Ltd.	83,105	177,530
Property & Casualty Insurance (2.55%)
QBE Insurance Group Ltd.	20,000	182,318
Suncorp Group Ltd.	23,802	222,682
		405,000
Regional Banks (0.38%)
Bank of Queensland Ltd.	9,173	59,950
Steel (0.65%)
Coronado Global Resources, Inc. - CDI	50,000	103,285
Total Australia		3,631,510
New Zealand (75.72%)
Air Freight & Logistics (7.23%)
Freightways Ltd.	103,540	587,824
Mainfreight Ltd.	24,000	561,047
		1,148,871
Biotechnology (0.45%)
Pacific Edge Ltd.(a)	400,000	72,135
Distillers & Vintners (1.80%)
Delegat Group Ltd.	41,456	286,443
Diversified Banks (1.69%)
Heartland Group Holdings Ltd.	259,758	268,919
Drug Retail (0.86%)
Green Cross Health Ltd.	181,796	137,209
Electric Utilities (6.00%)
Infratil Ltd.	260,777	755,926
Mercury NZ Ltd.	80,000	197,702
		953,628
Electronic Equipment & Instruments (1.68%)
ikeGPS Group Ltd.(a)	748,033	267,297
Health Care Equipment (1.94%)
Fisher & Paykel Healthcare Corporation Ltd.	29,221	308,565
Health Care Facilities (5.25%)
Arvida Group Ltd.	430,000	373,364
Ryman Healthcare Ltd.	57,000	462,563
		835,927
Health Care Services (1.68%)
Abano Healthcare Group Ltd.	87,557	266,671
Home Furnishing Retail (2.57%)
Briscoe Group Ltd.	183,520	408,176
Hotels Resorts & Cruise Lines (3.59%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	570,064
Industrial Machinery (1.38%)
Skellerup Holdings Ltd.	150,000	219,410
Marine Ports & Services (26.18%)
Marsden Maritime Holdings Ltd.	81,425	282,801
Port of Tauranga Ltd.	55,000	216,738
South Port New Zealand Ltd.	800,816	3,663,899
		4,163,438
Oil & Gas Refining & Marketing (4.27%)
New Zealand Refining Company Ltd.	345,157	479,513
Z Energy Ltd.	47,000	198,711
		678,224
Other Diversified Financial Services (0.50%)
Turners Automotive Group Ltd.	50,000	80,150

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (98.56%) – Continued
New Zealand (75.72%) – Continued
Packaged Foods & Meats (3.86%)
New Zealand King Salmon Investments Ltd.	95,000	$188,452
Sanford Ltd.	93,406	425,480
		613,932
Personal Products (1.57%)
Comvita Ltd.	90,000	250,067
Property & Casualty Insurance (0.66%)
TOWER Ltd.(a)	200,000	104,195
Reinsurance (0.00%)
CBL Corporation Ltd.(a)(b)	255,000	—
Renewable Electricity (2.56%)
Meridian Energy Ltd.	150,000	406,759
Total New Zealand		12,040,080
Total Common Stocks (Cost $10,365,030)		15,671,590

MONEY MARKET FUNDS (0.30%)
Federated Government Obligations Fund, Institutional Class, 2.31%(c)	48,179	48,179
Total Money Market Funds (Cost $48,179)		48,179
Total Investments (98.86%) (Cost $10,413,209)		15,719,769
Other Assets in Excess of Liabilities (1.14%)		181,557
NET ASSETS — 100.00%		$15,901,326

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.00% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.

CDI — Chess Depositary Interest

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (89.79%)
Botswana (0.02%)
Food Retail (0.02%)
Choppies Enterprises Ltd.(a)(b)	121,810	$596
Egypt (2.67%)
Diversified Banks (1.23%)
Commercial International Bank Egypt SAE	8,250	36,094
Health Care Services (1.44%)
Integrated Diagnostics Holdings plc	8,700	42,195
Total Egypt		78,289
South Africa (86.28%)
Agricultural Products (0.88%)
Crookes Brothers Ltd.(a)	8,000	25,724
Airlines (2.50%)
Comair Ltd.	227,570	73,175
Apparel Retail (1.55%)
Mr. Price Group Ltd.	3,000	45,428
Asset Management & Custody Banks (1.77%)
Coronation Fund Managers Ltd.	14,500	51,824
Automotive Retail (1.31%)
Combined Motor Holdings Ltd.	15,000	23,487
Motus Holdings Ltd. - ADR	2,400	15,000
		38,487
Cable & Satellite (7.17%)
MultiChoice Group Ltd.(a)	3,500	31,426
Naspers Ltd., N Shares	700	178,849
		210,275
Coal & Consumable Fuels (1.17%)
Exxaro Resources Ltd.	3,000	34,251
Construction & Engineering (1.14%)
Murray & Roberts Holdings Ltd.	9,000	9,594
Wilson Bayly Holmes-Ovcon Ltd.	3,000	23,695
		33,289
Distributors (0.35%)
Imperial Holdings Ltd. - ADR	2,400	10,320
Diversified Banks (15.19%)
Capitec Bank Holdings Ltd.	2,850	266,295
Nedbank Group Ltd.	3,000	55,794
Standard Bank Group Ltd. - ADR	8,800	123,288
		445,377
Diversified Chemicals (3.60%)
Sasol Ltd. - ADR	3,200	105,600
Food Distributors (2.28%)
Bid Corporation Ltd.	3,167	66,872
Food Retail (3.25%)
Shoprite Holdings Ltd. - ADR	7,900	95,195
Gold (2.49%)
AngloGold Ashanti Ltd. - ADR	3,000	35,400
Gold Fields Ltd. - ADR	10,000	37,500
		72,900
Health Care Facilities (1.46%)
Mediclinic International Ltd.	9,562	42,780
Human Resource & Employment Services (1.04%)
Adcorp Holdings Ltd.(a)	20,000	30,617
Industrial Conglomerates (2.16%)
Bidvest Group Ltd.	4,167	63,237
Life & Health Insurance (7.82%)
Clientele Ltd.	90,000	94,871
Discovery Ltd.	9,000	90,630
MMI Holdings Ltd.	35,000	43,671
		229,172
Marine (1.28%)
Grindrod Ltd.	70,000	37,579
Other Diversified Financial Services (10.18%)
Alexander Forbes Group Holdings Ltd.	100,000	37,957
FirstRand Ltd.	14,300	67,882
PSG Group Ltd.	10,400	192,707
		298,546
Packaged Foods & Meats (5.18%)
Astral Foods Ltd.	4,000	50,887
Oceana Group Ltd.	5,362	26,238
Pioneer Foods Group Ltd.	4,000	24,097
RCL Foods Ltd.	27,442	26,376
Tiger Brands Ltd.	1,400	24,314
		151,912
Paper Products (1.79%)
Sappi Ltd.	11,000	52,425
Pharmaceuticals (0.74%)
Aspen Pharmacare Holdings Ltd.	3,000	21,579
Precious Metals & Minerals (2.47%)
Anglo American Platinum Ltd.	800	40,373
Impala Platinum Holdings Ltd.(a)	8,000	32,021
		72,394

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (89.79%) – Continued
South Africa (86.28%) – Continued
Technology Distributors (0.81%)
Alviva Holdings Ltd.	20,700	$23,875
Trading Companies & Distributors (2.03%)
Barloworld Ltd.	4,300	38,249
Trencor Ltd.	12,000	21,222
		59,471
Trucking (1.30%)
Value Group Ltd.	87,364	38,168
Wireless Telecommunication Services (3.37%)
MTN Group Ltd. - ADR	7,000	50,470
Vodacom Group Ltd.	6,000	48,366
		98,836
Total South Africa		2,529,308
Zambia (0.82%)
Packaged Foods & Meats (0.82%)
Zambeef Products plc(a)	220,000	24,026
Total Common Stocks (Cost $2,561,588)		2,632,219

EXCHANGE-TRADED FUNDS - 8.19%
Global X MSCI Nigeria ETF	5,550	90,188
VanEck Vectors Africa Index ETF	6,795	149,829
Total Exchange-Traded Funds (COST $315,139)		240,017
MONEY MARKET FUNDS (1.35%)
Federated Government Obligations Fund, Institutional Class, 2.31%(c)	39,629	39,629
Total Money Market Funds (Cost $39,629)		39,629
Total Investments (99.33%) (Cost $2,916,356)		2,911,865
Other Assets in Excess of Liabilities (0.67%)		19,586
NET ASSETS — 100.00%		$2,931,451

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fail valuation policies and represents 0.02% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.

ADR	— American Depositary Receipt

ETF	— Exchange-Traded Fund

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (95.63%)
Japan (95.63%)
Air Freight & Logistics (3.53%)
Kintetsu World Express, Inc.	4,000	$60,251
Yamato Holdings Company Ltd.	7,000	151,594
		211,845
Auto Parts & Equipment (0.97%)
NGK Spark Plug Company Ltd.	3,000	58,088
Automobile Manufacturers (2.06%)
Toyota Motor Corporation - ADR	1,000	123,600
Brewers (2.63%)
Kirin Holdings Company Ltd.	7,000	158,317
Construction & Engineering (4.87%)
Kajima Corporation	12,850	189,752
Taihei Dengyo Kaisha Ltd.	3,000	66,005
Takada Corporation	6,000	36,355
		292,112
Consumer Electronics (3.36%)
Sony Corporation - ADR	4,000	201,480
Distributors (0.91%)
Yamae Hisano Company Ltd.	5,200	54,381
Diversified Real Estate Activities (4.54%)
Mitsui Fudosan Company Ltd.	3,000	69,129
Sumitomo Realty & Development Company Ltd.	4,000	147,325
Tokyu Fudosan Holdings Corporation	10,000	56,194
		272,648
Drug Retail (2.10%)
Sugi Holdings Company Ltd.	2,500	125,898
Electric Utilities (1.33%)
Tohoku Electric Power Company, Inc.	7,000	79,928
Electrical Components & Equipment (1.31%)
Nidec Corporation - ADR	2,200	78,540
Electronic Components (1.05%)
ALPS Electric Company Ltd.	3,000	63,205
Electronic Equipment & Instruments (2.21%)
Hitachi Ltd.	4,000	132,459
Food Retail (0.89%)
Maxvalu Kyushu Company Ltd.	3,000	53,698
Health Care Equipment (6.47%)
CYBERDYNE, Inc.(a)	14,000	87,720
Terumo Corporation	10,000	300,449
		388,169
Health Care Supplies (14.33%)
Asahi Intecc Company Ltd.	11,500	579,130
Hoya Corporation	4,000	280,610
		859,740
Household Products (3.27%)
Unicharm Corporation	6,000	196,535
Industrial Machinery (3.50%)
FANUC Corporation	700	130,543
Meidensha Corporation	5,600	79,526
		210,069
IT Consulting & Other Services (3.00%)
INES Corporation	5,000	62,388
Otsuka Corporation	3,000	117,684
		180,072
Leisure Products (3.26%)
Sankyo Company Ltd.	2,000	78,725
Shimano, Inc.	800	116,984
		195,709
Life & Health Insurance (4.23%)
Dai-ichi Life Holdings, Inc.	11,000	157,496
T&D Holdings, Inc.	9,000	96,665
		254,161
Marine (0.72%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	43,357
Other Diversified Financial Services (0.94%)
ORIX Corporation	4,000	56,427
Pharmaceuticals (2.35%)
Sosei Group Corporation(a)	10,800	141,350
Railroads (12.22%)
East Japan Railway Company	1,500	140,911
Hankyu Hanshin Holdings, Inc.	4,400	163,914
Keikyu Corporation	6,500	110,628
Keio Corporation	3,600	216,518
Tobu Railway Company Ltd.	3,600	101,472
		733,443
Regional Banks (0.55%)
Nishi-Nippon Financial Holdings, Inc.	4,000	32,890
Retail REITs (1.81%)
Fukuoka REIT Corporation	70	108,833

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (95.63%) – Continued
Japan (95.63%) – Continued
Soft Drinks (1.64%)
Coca-Cola West Company Ltd.	4,000	$98,276
Specialized Finance (1.35%)
Kyushu Leasing Service Company Ltd.	13,000	80,988
Specialty Chemicals (0.76%)
JSR Corporation	3,000	45,458
Tires & Rubber (1.32%)
Bridgestone Corporation	2,000	79,102
Trucking (2.15%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	47,052
Nippon Express Company Ltd.	1,500	82,136
		129,188
Total Common Stocks (Cost $3,775,656)		5,739,966

MONEY MARKET FUNDS (3.14%)
Federated Government Obligations Fund, Institutional Class, 2.31%(b)	188,527	188,527
Total Money Market Funds (Cost $188,527)		188,527
Total Investments (98.77%) (Cost $3,964,183)		5,928,493
Other Assets in Excess of Liabilities (1.23%)		73,997
NET ASSETS — 100.00%		$6,002,490

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2019.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (99.32%)
Bermuda (0.65%)
Reinsurance (0.65%)
Blue Capital Reinsurance Holdings Ltd.	14,000	$104,160
Chile (2.47%)
Brewers (2.47%)
Cia Cervecerias Unidas SA - ADR	14,401	396,604
Denmark (0.84%)
Diversified Banks (0.84%)
Danske Bank A/S - ADR	15,000	135,075
France (2.66%)
Diversified Chemicals (2.66%)
Arkema SA - ADR	4,130	426,505
Germany (3.26%)
Automobile Manufacturers (0.65%)
Porsche Automobil Holding SE - ADR	15,000	103,650
Industrial Conglomerates (2.61%)
Siemens AG - ADR	7,000	420,000
Total Germany		523,650
India (2.86%)
Diversified Banks (2.86%)
HDFC Bank Ltd. - ADR	4,000	458,600
Israel (3.44%)
Application Software (3.44%)
NICE-Systems Ltd. - ADR(a)	4,000	551,440
Japan (7.26%)
Consumer Electronics (1.57%)
Sony Corporation - ADR	5,000	251,850
Electrical Components & Equipment (3.34%)
Nidec Corporation - ADR	15,000	535,500
Tires & Rubber (2.35%)
Bridgestone Corporation - ADR	19,000	377,245
Total Japan		1,164,595
Mexico (0.95%)
Broadcasting (0.95%)
Grupo Televisa SA - ADR	15,000	152,100
Netherlands (4.19%)
Diversified Banks (0.79%)
ING Groep N.V. - ADR	10,000	127,600
Personal Products (3.40%)
Unilever N.V. - ADR	9,000	544,590
Total Netherlands		672,190
Norway (2.41%)
Multi-Line Insurance (2.41%)
Gjensidige Forsikring ASA - ADR	20,000	387,510
Panama (0.78%)
Airlines (0.78%)
Copa Holdings, SA, Class A	1,500	124,890
South Africa (1.80%)
Food Retail (1.80%)
Shoprite Holdings Ltd. - ADR	24,000	289,200
Spain (0.63%)
Diversified Banks (0.63%)
Banco Santander S.A. - ADR	20,162	100,608
Switzerland (5.93%)
Packaged Foods & Meats (3.46%)
Nestlé SA - ADR	5,750	555,048
Pharmaceuticals (2.47%)
Roche Holding AG - ADR	12,000	396,720
Total Switzerland		951,768
United Kingdom (11.99%)
Distillers & Vintners (2.94%)
Diageo plc - ADR	2,800	472,192
Integrated Oil & Gas (3.65%)
BP plc - ADR	13,388	585,457
Pharmaceuticals (4.05%)
AstraZeneca plc - ADR	8,000	301,280
GlaxoSmithKline plc - ADR	8,500	349,605
		650,885
Publishing (1.35%)
Pearson plc - ADR	20,000	216,800
Total United Kingdom		1,925,334
United States (47.20%)
Alternative Carriers (0.90%)
ORBCOMM, Inc.(a)	20,000	144,800
Automotive Retail (1.95%)
Group 1 Automotive, Inc.	4,000	313,240
Biotechnology (1.76%)
United Therapeutics Corporation(a)	2,750	282,068
Broadcasting (0.50%)
Beasley Broadcast Group, Inc., Class A	22,000	80,740
Communications Equipment (1.83%)
KVH Industries, Inc.(a)	30,000	294,000

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (99.32%) – Continued
United States (47.20%) – Continued
Construction Machinery & Heavy Trucks (3.71%)
Miller Industries, Inc.	18,000	$595,440
Diversified Banks (1.97%)
JPMorgan Chase & Company	1,000	116,050
Wells Fargo & Company	4,161	201,434
		317,484
Gas Utilities (1.25%)
Northwest Natural Holdings Company	3,000	200,670
Health Care Supplies (1.59%)
Dentsply Sirona, Inc.	5,000	255,650

Home Entertainment Software (1.18%)
Electronic Arts, Inc.(a)	2,000	189,300
Household Products (2.32%)
Procter & Gamble Company (The)	3,500	372,680
Industrial Machinery (0.76%)
Briggs & Stratton Corporation	10,000	122,000
Integrated Oil & Gas (1.87%)
Chevron Corporation	2,500	300,150
Life Sciences Tools & Services (3.46%)
Thermo Fisher Scientific, Inc.	2,000	554,900
Movies & Entertainment (2.56%)
Walt Disney Company (The)	3,000	410,910
Oil & Gas Equipment & Services (0.53%)
Halliburton Company	3,000	84,990
Packaged Foods & Meats (0.77%)
Cal-Maine Foods, Inc.	3,000	123,330
Railroads (5.06%)
Genesee & Wyoming, Inc., Class A(a)	2,250	199,463
Norfolk Southern Corporation(b)	3,000	612,060
		811,523
Regional Banks (0.87%)
Umpqua Holdings Corporation	8,000	138,880
Semiconductors (3.31%)
Intel Corporation	3,500	178,640
Skyworks Solutions, Inc.	4,000	352,720
		531,360
Systems Software (1.22%)
Microsoft Corporation	1,500	195,900
Technology Hardware Storage & Peripherals (7.83%)
Apple, Inc.	3,000	602,010
NetApp, Inc.	9,000	655,649
		1,257,659
Total United States		7,577,674
Total Common Stocks (Cost $11,014,466)		15,941,903
MONEY MARKET FUNDS (0.79%)
Federated Government Obligations Fund, Institutional Class, 2.31%(c)	126,597	126,597
Total Money Market Funds (Cost $126,597)		126,597
Total Investments (100.11%) (Cost $11,141,063)		16,068,500
Liabilities in Excess of Other Assets (-0.11%)		(16,989)
NET ASSETS — 100.00%		$16,051,511

(a)	Non-income producing security.

(b)	Subject to call options written.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.

ADR— American Depositary Receipt

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS – April 30, 2019 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.20%)
United States (-0.20%)
Norfolk Southern Corporation	(30)	$(612,060)	$210.00	January 2020	$(39,900)
Total Written Call Options (Premiums Received $38,608)					$(39,900)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (91.49%)
Agricultural Products (0.22%)
BrasilAgro – Company Brasileira de Propriedades Agricolas - ADR	6,432	$24,956
Airport Services (1.85%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	213,915
Building Products (3.99%)
Lennox International, Inc.	1,700	461,465
Construction & Engineering (1.29%)
Kajima Corporation - ADR	10,000	149,800
Construction Materials (5.64%)
CEMEX SAB de CV - ADR(a)	35,000	161,000
James Hardie Industries plc - ADR	25,000	342,250
Summit Materials, Inc., Class A - ADR(a)	8,535	149,533
		652,783
Diversified Real Estate Activities (0.96%)
Lend Lease Group - ADR	11,900	110,908
Diversified REITs (6.71%)
STORE Capital Corporation	7,600	253,232
Washington Real Estate Investment Trust	6,000	169,440
WP Carey, Inc.	4,470	354,560
		777,232
Health Care REITs (1.45%)
Ventas, Inc.	2,750	168,053
Home Improvement Retail (2.54%)
Lowe’s Companies, Inc.(b)	2,600	294,164
Homebuilding (3.69%)
Cyrela Brazil Realty SA - ADR	22,000	97,680
NVR, Inc.(a)	50	157,624
Toll Brothers, Inc.(b)	4,500	171,450
		426,754
Hotel & Resort REITs (3.36%)
Host Hotels & Resorts, Inc.	7,717	148,475
Ryman Hospitality Properties, Inc.	3,024	240,710
		389,185
Hotels Resorts & Cruise Lines (2.34%)
InterContinental Hotels Group plc - ADR	4,103	271,249
Industrial REITs (5.75%)
EastGroup Properties, Inc.	1,200	137,196
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	202,084
Prologis, Inc.	2,000	153,340
STAG Industrial, Inc.	6,000	172,680
		665,300
IT Consulting & Other Services (1.20%)
InterXion Holding N.V.(a)	2,000	138,380
Mortgage REITs (6.00%)
Annaly Capital Management, Inc.	13,200	133,188
Granite Point Mortgage Trust, Inc.	12,000	230,760
Ladder Capital Corporation	9,342	162,551
New Residential Investment Corporation	10,000	168,100
		694,599
Office REITs (7.15%)
Alexandria Real Estate Equities, Inc.	1,850	263,422
Boston Properties, Inc.	1,450	199,549
Douglas Emmett, Inc.	3,000	123,570
SL Green Realty Corporation(b)	2,720	240,285
		826,826
Real Estate Operating Companies (0.89%)
IRSA Inversiones y Representaciones SA - ADR(a)	5,046	47,382
IRSA Propiedades Comerciales SA - ADR	3,089	55,695
		103,077
Regional Banks (2.41%)
Regions Financial Corporation	18,000	279,540
Residential REITs (4.46%)
AvalonBay Communities, Inc.	1,300	261,209
Essex Property Trust, Inc.	900	254,250
		515,459
Retail REITs (1.82%)
National Retail Properties, Inc.	4,000	210,480

Specialized REITs (24.74%)
American Tower Corporation, Class A	2,500	488,250
Charter Hall Education Trust	80,212	210,935
Crown Castle International Corporation	2,000	251,560
CyrusOne, Inc.	5,200	289,588
Digital Realty Trust, Inc.	2,141	252,017
Extra Space Storage, Inc.	2,500	259,225
Gladstone Land Corporation	9,700	122,899
Global Self Storage, Inc.	26,000	100,100
Iron Mountain, Inc.	7,200	233,856
Jernigan Capital, Inc.	5,500	115,885
SBA Communications Corporation, Class A(a)	2,000	407,460

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

SCHEDULE OF INVESTMENTS – April 30, 2019 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (91.49%) – Continued
Specialized REITs (24.74%) – Continued
Weyerhaeuser Company	5,000	$134,000
		2,865,775
Thrifts & Mortgage Finance (3.03%)
FS Bancorp, Inc.	2,791	144,267
Harleysville Financial Corporation	8,675	206,248
		350,515
Total Common Stocks (Cost $6,696,159)		10,590,415

EXCHANGE-TRADED FUNDS (2.15%)
Invesco China Real Estate ETF	8,500	248,795
Total Exchange-Traded Funds (COST $144,153)		248,795
MONEY MARKET FUNDS (5.77%)
Federated Government Obligations Fund, Institutional Class, 2.31%(c)	667,618	667,618
Total Money Market Funds (Cost $667,618)		667,618

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (1.18%)(a)
DR Horton, Inc.	50	$221,550	$30.00	January 2020	$73,750
Lennar Corporation	40	208,120	37.50	January 2020	63,400
Total Call Options Purchased (Cost $87,723)					137,150

Total Investments (100.59%) (Cost $7,595,653)					11,643,978
Liabilities in Excess of Other Assets (-0.59%)					(67,740)
NET ASSETS — 100.00%					$11,576,238

(a)	Non-income producing security.

(b)	Subject to call options written.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.

ADR	— American Depositary Receipt

ETF	— Exchange-Traded Fund

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS – April 30, 2019 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.59%)
Lowe’s Companies, Inc.	(26)	$(294,164)	$100.00	January 2020	$(47,580)
SL Green Realty Corporation	(27)	(238,518)	90.00	May 2019	(2,295)
Toll Brothers, Inc.	(45)	(171,450)	38.00	January 2020	(18,450)
Total Written Options (Premiums Received $44,789)					$(68,325)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

Statements of Assets and Liabilities – April 30, 2019 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $10,413,209, $2,916,356, $3,964,183, $11,141,063 and $7,595,653)	$15,719,769	$2,911,865	$5,928,493	$16,068,500	$11,643,978
Cash	—	—	—	38,608	21
Foreign currencies, at value (cost $206,798, $6,252, $45,255, $– and $–)	203,813	6,068	45,796	—	—
Receivable for fund shares sold	5,003	520	520	2,000	500
Receivable for investments sold	—	—	35,599	156,667	—
Receivable from Advisor	—	4,187	3,360	—	—
Dividends and interest receivable	1,705	144	38,938	34,704	10,491
Tax reclaims receivable	—	1,139	—	8,507	—
Prepaid expenses	18,009	14,746	13,653	18,698	18,581
Total Assets	15,948,299	2,938,669	6,066,359	16,327,684	11,673,571
LIABILITIES
Written options, at value (premium received $—, $—, $—, $38,608 and $44,789)	—	—	—	39,900	68,325
Payable for fund shares redeemed	—	—	—	—	1,000
Payable for investments purchased	—	—	50,220	197,830	—
Payable to Advisor	9,797	—	—	9,791	7,109
Distribution (12b-1) fees accrued	5,308	941	2,340	4,477	3,698
Payable to Administrator	7,093	1,690	2,666	6,368	4,999
Payable to trustees	6,754	999	2,174	5,962	4,274
Other accrued expenses	18,021	3,588	6,469	11,845	7,928
Total Liabilities	46,973	7,218	63,869	276,173	97,333
NET ASSETS	$15,901,326	$2,931,451	$6,002,490	$16,051,511	$11,576,238
NET ASSETS CONSIST OF:
Paid-in capital	9,525,874	3,278,045	4,066,392	11,079,321	7,433,911
Accumulated earnings (deficit)	6,375,452	(346,594)	1,936,098	4,972,190	4,142,327
NET ASSETS	$15,901,326	$2,931,451	$6,002,490	$16,051,511	$11,576,238
Shares outstanding (unlimited number of shares authorized)	1,238,231	336,052	1,575,401	1,023,694	686,494
Net asset value, offering and redemption price per share(a)	$12.84	$8.72	$3.81	$15.68	$16.86

(a)

Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

Statements of Operations – For the six months ended April 30, 2019 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
Investment Income
Dividend income (net of foreign taxes withheld of $46,015, $7,385, $8,260, $25,147 and $2,374)	$250,272	$36,521	$48,060	$197,931	$223,131
Interest income	—	309	—	—	—
Total investment income	250,272	36,830	48,060	197,931	223,131
Expenses
Investment Advisor	62,109	10,744	21,466	55,846	40,644
Administration	39,207	6,583	13,018	34,309	24,904
Distribution (12b-1)	20,703	3,581	7,155	18,615	13,548
Legal	16,221	2,654	5,326	14,063	10,162
Trustee	13,403	2,296	4,505	11,810	8,650
Audit and tax preparation	12,745	2,466	4,533	10,933	7,990
Registration	10,209	10,437	9,896	10,528	9,679
Pricing	8,117	7,833	8,356	794	1,067
Insurance	7,939	1,208	2,661	6,795	4,742
Custodian	6,487	1,637	2,444	2,280	2,328
Printing	5,711	1,010	1,839	4,712	3,537
Chief Compliance Officer	5,541	924	1,852	4,870	3,539
Transfer agent	4,959	4,959	4,959	4,959	4,959
Interest expense	4,106	—	—	176	—
Miscellaneous	8,137	3,869	4,618	7,468	6,344
Total expenses	225,594	60,201	92,628	188,158	142,093
Fees contractually waived and expenses reimbursed by Advisor	—	(35,124)	(42,532)	—	—
Net operating expenses	225,594	25,077	50,096	188,158	142,093
Net investment income (loss)	24,678	11,753	(2,036)	9,773	81,038
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	1,035,842	(15,578)	(4,321)	143,171	49,287
Foreign currency translations	11,382	(14,449)	(1,645)	—	5
Written option contracts	—	—	—	—	13,801
Total net realized gain (loss)	1,047,224	(30,027)	(5,966)	143,171	63,093
Net change in unrealized appreciation (depreciation) on:
Investment securities	(731,412)	299,054	237,799	938,771	953,372
Foreign currency	13,420	59	1,868	—	—
Purchased option contracts	—	—	—	(125,157)	49,427
Written option contracts	—	—	—	(1,292)	(30,754)
Total net change in unrealized appreciation (depreciation)	(717,992)	299,113	239,667	812,322	972,045
Net realized and change in unrealized gain on investments	329,232	269,086	233,701	955,493	1,035,138
Net increase in net assets resulting from operations	$353,910	$280,839	$231,665	$965,266	$1,116,176

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

Statements of Changes in Net Assets

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$24,678	$164,641	$11,753	$15,029
Net realized gain (loss)	1,047,224	402,292	(30,027)	(45,642)
Net change in unrealized appreciation (depreciation)	(717,992)	(708,571)	299,113	(357,343)
Change in net assets resulting from operations	353,910	(141,638)	280,839	(387,956)
Distributions To Shareholders From:
Earnings	(392,687)	(126,836)	(14,183)	(12,441)
Capital Transactions:
Proceeds from shares sold	956,188	626,966	100,431	809,172
Reinvestment of distributions	386,416	125,196	14,157	12,415
Amount paid for shares redeemed	(3,569,785)	(3,161,466)	(221,003)	(416,130)
Redemption fees	—	3	—	48
Change in net assets resulting from capital transactions	(2,227,181)	(2,409,301)	(106,415)	405,505
Net Increase (Decrease) in Net Assets	(2,265,958)	(2,677,775)	160,241	5,108
Net Assets:
Beginning of period	18,167,284	20,845,059	2,771,210	2,766,102
End of period	$15,901,326	$18,167,284	$2,931,451	$2,771,210
Share Transactions:
Shares sold	73,361	45,600	11,855	81,400
Shares issued in reinvestment of distributions	32,692	9,199	1,813	1,273
Shares redeemed	(281,224)	(229,303)	(26,148)	(41,348)
Change in shares outstanding	(175,171)	(174,504)	(12,480)	41,325

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018

$(2,036)	$(24,195)	$9,773	$(73,895)	$81,038	$13,447
(5,966)	(1,824)	143,171	75,867	63,093	53,289
239,667	(250,963)	812,322	(588,751)	972,045	(973,911)
231,665	(276,982)	965,266	(586,779)	1,116,176	(907,175)

—	—	(23,421)	—	(71,563)	(40,177)

291,848	1,357,759	165,555	347,462	117,446	1,085,271
—	—	23,341	—	70,962	39,779
(301,345)	(676,721)	(238,824)	(875,122)	(352,586)	(645,071)
6	2	—	—	—	—
(9,491)	681,040	(49,928)	(527,660)	(164,178)	479,979
222,174	404,058	891,917	(1,114,439)	880,435	(467,373)

5,780,316	5,376,258	15,159,594	16,274,033	10,695,803	11,163,176
$6,002,490	$5,780,316	$16,051,511	$15,159,594	$11,576,238	$10,695,803

78,492	348,208	11,116	21,935	7,381	64,578
—	—	1,751	—	4,959	2,330
(83,997)	(175,623)	(17,072)	(55,868)	(22,483)	(39,634)
(5,505)	172,585	(4,205)	(33,933)	(10,143)	27,274

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

Financial Highlights
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014
	(Unaudited)
Net asset value, beginning of period	$12.85		$13.13	$12.44	$10.46	$12.54	$13.25
Change in net assets from operations:
Net investment income	0.02		0.12	0.13	0.21	0.18	0.15
Net realized and unrealized gain (loss) from investments	0.27		(0.32)	0.87	2.08	(1.38)	(0.40)
Total from investment activities	0.29		(0.20)	1.00	2.29	(1.20)	(0.25)
Distributions:
Net investment income	(0.08)		(0.08)	(0.31)	(0.31)	(0.11)	(0.22)
Net realized gains	(0.22)		—	—	—	(0.77)	(0.24)
Total distributions	(0.30)		(0.08)	(0.31)	(0.31)	(0.88)	(0.46)
Redemption fees	—		— (a)	— (a)	— (a)	—	— (a)
Net asset value, end of period	$12.84		$12.85	$13.13	$12.44	$10.46	$12.54
Total Return	2.53	%(b)	(1.55)%	8.25%	22.51%	(10.15)%	(1.74)%
Net assets, at end of period (000 omitted)	$15,901		$18,167	$20,845	$19,273	$17,398	$20,501
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.73	%(c)	2.41%	2.59%	2.84%	3.29%	3.08%
Ratio of gross expenses before waivers and/or reimbursements	2.73	%(c)	2.41%	2.59%	2.84%	3.31%	3.08%
Ratio of net investment income to average net assets	0.30	%(c)	0.82%	0.95%	1.92%	1.55%	1.11%
Portfolio turnover rate	—	%(b)(d)	14%	31%	26%	9%	16%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	Rounds to less than 0.05%.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Year Ended October 31, 2014
	(Unaudited)
Net asset value, beginning of period	$7.95		$9.00	$8.25	$8.45	$9.96		$10.38
Change in net assets from operations:
Net investment income	0.03		0.04	0.03	0.05	0.07		0.01
Net realized and unrealized gain (loss) from investments	0.78		(1.05)	0.77	(0.20)	(1.58)		(0.25)
Total from investment activities	0.81		(1.01)	0.80	(0.15)	(1.51)		(0.24)
Distributions:
Net investment income	(0.04)		(0.04)	(0.05)	(0.05)	—		(0.14)
Net realized gains	—		—	—	—	—		(0.04)
Total distributions	(0.04)		(0.04)	(0.05)	(0.05)	—		(0.18)
Redemption fees	—		— (a)	— (a)	—	—		— (a)
Net asset value, end of period	$8.72		$7.95	$9.00	$8.25	$8.45		$9.96
Total Return	10.26	%(b)	(11.30)%	9.82%	(1.67)%	(15.16)%		(2.32)%
Net assets, at end of period (000 omitted)	$2,931		$2,771	$2,766	$2,399	$2,215		$2,478
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.84	%(d)	2.00%
Ratio of gross expenses before waivers and/or reimbursements	4.20	%(c)	2.99%	3.29%	4.04%	5.99%		5.69%
Ratio of net investment income to average net assets	0.82	%(c)	0.47%	0.38%	0.67%	0.75%		0.11%
Portfolio turnover rate	5	%(b)	4%	12%	13%	1%		4%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)

Effective March 1, 2015, the Fund’s Board approved an expense limitation agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014
	(Unaudited)
Net asset value, beginning of period	$3.66		$3.82	$3.38	$3.30		$3.05	$3.08
Change in net assets from operations:
Net investment loss	—	(a)	(0.01)	(0.02)	(0.03)		(0.07)	(0.05)
Net realized and unrealized gain (loss) from investments	0.15		(0.15)	0.46	0.11		0.32	0.02
Total from investment activities	0.15		(0.16)	0.44	0.08		0.25	(0.03)
Redemption fees	—	(a)	— (a)	—	—		—	— (a)
Net asset value, end of period	$3.81		$3.66	$3.82	$3.38		$3.30	$3.05
Total Return	4.10	%(b)	(4.19)%	13.02%	2.42%		8.20%	(0.97)%
Net assets, at end of period (000 omitted)	$6,002		$5,780	$5,376	$4,888		$5,336	$4,902
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	2.03	%(d)	3.55%	3.49%
Ratio of gross expenses before waivers and/or reimbursements	3.24	%(c)	2.66%	2.88%	3.22%		4.33%	4.24%
Ratio of net investment loss to average net assets	(0.07	)%(c)	(0.40)%	(0.48)%	(0.54)%		(2.35)%	(2.22)%
Portfolio turnover rate	3	%(b)	1%	14%	4%		10%	9%

(a)	Rounds to less than $(0.005) per share.

(b)	Not annualized.

(c)	Annualized.

(d)

Effective March 1, 2016, the Fund’s Board approved an expense limitation agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014
	(Unaudited)
Net asset value, beginning of period	$14.75		$15.33	$13.97	$13.95	$16.78	$17.00
Change in net assets from operations:
Net investment income (loss)	0.01		(0.07)	(0.08)	(0.07)	(0.15)	(0.08)
Net realized and unrealized gain (loss) from investments	0.94		(0.51)	2.04	0.09	(1.35)	0.50
Total from investment activities	0.95		(0.58)	1.96	0.02	(1.50)	0.42
Distributions:
Net realized gains	(0.02)		—	(0.60)	—	(1.33)	(0.64)
Total distributions	(0.02)		—	(0.60)	—	(1.33)	(0.64)
Redemption fees	—		—	—	— (a)	— (a)	—
Net asset value, end of period	$15.68		$14.75	$15.33	$13.97	$13.95	$16.78
Total Return	6.49	%(b)	(3.78)%	14.60%	0.14%	(9.42)%	2.56%
Net assets, at end of period (000 omitted)	$16,052		$15,160	$16,274	$14,645	$15,210	$16,637
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.53	%(c)	2.39%	2.53%	2.92%	3.31%	3.08%
Ratio of gross expenses before waivers and/or reimbursements	2.53	%(c)	2.39%	2.53%	2.92%	3.34%	3.08%
Ratio of net investment income (loss) to average net assets	0.13	%(c)	(0.45)%	(0.53)%	(0.48)%	(1.03)%	(0.52)%
Portfolio turnover rate	2	%(b)	6%	11%	45%	45%	27%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014
	(Unaudited)
Net asset value, beginning of period	$15.35		$16.68	$14.41	$14.62	$14.35	$12.55
Change in net assets from operations:
Net investment income (loss)	0.12		0.02	— (a)	— (a)	(0.14)	0.02
Net realized and unrealized gain (loss) from investments	1.50		(1.29)	2.27	— (a)	0.41	1.78
Total from investment activities	1.62		(1.27)	2.27	—	0.27	1.80
Distributions:
Net investment income	(0.04)		—	—	—	—	—
Net realized gains	(0.07)		(0.06)	—	(0.21)	—	—
Total distributions	(0.11)		(0.06)	—	(0.21)	—	—
Net asset value, end of period	$16.86		$15.35	$16.68	$14.41	$14.62	$14.35
Total Return	10.64	%(b)	(7.66)%	15.75%	0.07%	1.88%	14.34%
Net assets, at end of period (000 omitted)	$11,576		$10,696	$11,163	$9,565	$9,719	$9,537
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.62	%(c)	2.48%	2.61%	2.93%	3.35%	3.20%
Ratio of gross expenses before waivers and/or reimbursements	2.62	%(c)	2.48%	2.61%	2.93%	3.38%	3.20%
Ratio of net investment income (loss) to average net assets	1.49	%(c)	0.12%	—%	(0.01)%	(0.93)%	0.10%
Portfolio turnover rate	5	%(b)	20%	13%	12%	10%	16%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2019

Notes to Financial Statements – April 30, 2019 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds – Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds – The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$11,453,951	$4,217,639	$—	(b)	$15,671,590
Money Market Funds	48,179	—	—		48,179
Total	$11,502,130	$4,217,639	$—		$15,719,769

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$2,631,623	$—	$596	(c)	$2,632,219
Exchange-Traded Funds	240,017	—	—		240,017
Money Market Funds	39,629	—	—		39,629
Total	$2,911,269	$—	$596		$2,911,865

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$403,620	$5,336,346	$—	$5,739,966
Money Market Funds	188,527	—	—	188,527
Total	$5,928,493	$—	$—	$5,928,493

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$15,941,903	$—	$—	$15,941,903
Money Market Funds	126,597	—	—	126,597
Total	$16,068,500	$—	$—	$16,068,500

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$10,384,167	$206,248	$—	$10,590,415
Exchange-Traded Funds	248,795	—	—	248,795
Money Market Funds	667,618	—	—	667,618
Call Options Purchased	63,400	73,750	—	137,150
Total	$11,363,980	$279,998	$—	$11,643,978

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: CBL Corporation Ltd.

(c)	Consists of the holding: Choppies Enterprises Ltd.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts. Please refer to Note 6 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(39,900)	$—	$—	$(39,900)

Real Estate Securities Fund
Written Options	$—	$(68,325)	$—	$(68,325)

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of CBL Corporation Ltd., an insurance company domiciled in New Zealand. A series of events occurred that resulted in the halting of the shares from trading on the NZX exchange and a fair value determination of $0 as of April 30, 2019. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company. There was no change in value since April 30, 2019, so no Level 3 reconciliation is needed.

The fair valued security (Level 3) held in the Africa Fund consisted of Choppies Enterprises Ltd., a food retail company domiciled in Botswana. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $596 as of April 30, 2019. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the Level 3 reconciliation as of April 30, 2019:

Africa Fund
Balance as of October 31, 2018	$—
Transfers in to Level 3	596
Transfers out of Level 3	—
Balance as of April 30, 2019	$596

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

E) Accounting for Investments – Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2019, the Japan Fund had contributions to capital due to redemption fees in the amount of $6.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2019, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 29, 2020, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

The Advisor may not terminate this arrangement prior to February 29, 2020, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2019, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2019	$21,202	$33,793
October 31, 2020	39,552	57,433
October 31, 2021	40,093	54,644
April 30, 2022	35,124	42,532

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent –Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Unified Financial Securities, LLC (“Unified”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

Note 5 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2019, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$44,805	$1,755,528
Africa Fund	144,244	231,921
Japan Fund	142,790	143,138
Global Fund	683,904	347,837
Real Estate Securities Fund	515,327	922,087

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2019.

Note 6 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

Note 7 – Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2019, was limited to purchased and written options. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Equity Contracts	Written options, at value	$(39,900)	Net realized gain from written option contracts	$—

Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts		$(125,157)

Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts		(1,292)
Real Estate Securities Fund
Equity Contracts	Investments in securities at value (purchased options)	$137,150

Equity Contracts	Written options, at value	(68,325)	Net realized gain from written option contracts	$13,801

Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts		$49,427

Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts		(30,754)

Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. April 30, 2019, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended April 30, 2019:

Fund	Derivative	Average Market Value
Global Fund	Purchased options	$83,007
	Written options	(5,700)
Real Estate Securities Fund	Purchased options	65,193
	Written options	(38,673)

Note 8 – Tax Matters

At April 30, 2019, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$6,413,867	$561,211	$2,333,900	$5,629,407	$4,193,917
Gross unrealized depreciation	(1,107,307)	(565,702)	(374,984)	(739,017)	(172,932)
Net unrealized appreciation (depreciation) on investments	$5,306,560	$(4,491)	$1,958,916	$4,890,390	$4,020,985
Tax cost of investments	$10,413,209	$2,916,356	$3,969,577	$11,138,210	$7,554,668

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

As of October 31, 2018, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$107,802	$14,183	$—	$—	$2,233
Undistributed long-term capital gains	284,884	—	—	23,421	46,541
Tax accumulated earnings	392,686	14,183	—	23,421	48,774
Accumulated capital and other losses	—	(323,550)	(15,088)	(71,144)	—
Unrealized appreciation (depreciation) on investments	6,037,972	(303,545)	1,721,117	4,078,068	3,041,722
Unrealized appreciation (depreciation) on written options	—	—	—	—	7,218
Unrealized appreciation (depreciation) on foreign currency translations	(16,429)	(338)	(1,596)	—	—
Total accumulated earnings (deficit)	$6,414,229	$(613,250)	$1,704,433	$4,030,345	$3,097,714

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

The tax character of distributions paid during the tax year ended October 31, 2018 were as follows:

	Australia/New Zealand Fund	Africa Fund	Real Estate Fund
Distributions paid from:
Ordinary income	$126,836	$12,441	$14,701
Net long-term capital gains	—	—	25,476
Total distributions paid	$126,836	$12,441	$40,177

For the tax year ended October 31, 2018, the Japan Fund and Global Fund did not pay any distributions.

As of October 31, 2018, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Africa Fund		Japan Fund
	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
Non-Expiring	$11,013	$312,537	$729	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2018, the Australia/New Zealand and Global Funds utilized $174,246 and $45,886, respectively of their capital loss carryforwards.

As of October 31, 2018, the Japan and Global Funds, respectively, had $14,359 and $47,594 of qualified late-year ordinary losses, which were deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 9 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2019, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$525,967	5.41%
Global Fund	128,130	5.50%

During the six months ended April 30, 2019, the Australia/New Zealand Fund and Global Fund paid $4,106 and $176 in interest on borrowings, respectively. There were no borrowings outstanding under the Agreement as of April 30, 2019. The Funds only utilize the line of credit for draws greater than $50,000.

Note 10 – Contractual Obligations

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 11 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2019, the Australia/New Zealand Fund held approximately 23% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS – April 30, 2019 (Unaudited) – (Continued)

owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 12 – Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The impact of the adoption was not material to the Funds’ financial statements.

Note 13 – Subsequent Events

Management of the Funds have evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2019

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2019 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 7, 2019, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Legal Counsel reviewed with the Board his memorandum dated February 4, 2019 and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC”) held as follows: during a meeting of the GNC Committee held on January 30, 2019; at a meeting held on February 21, 2019 at which time Committee Members who represent the Independent Trustees of the Trust met with Mr. Scharar of FCA; at a meeting of the GNC Committee held prior to the Board Meeting on March 7, 2019; and at various other times. It was noted that members met individually on occasion, as well at various times between the December 19, 2018 meeting of the Board and the meeting held on March 7, 2019.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; comparative expense and performance information for other mutual funds with strategies similar to the

SEMI-ANNUAL REPORT 2019

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2019 (Unaudited) – (Continued)

Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds. In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (ii) its coordination of services for the Funds among the service providers and the Independent Trustees; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds, including the implementation of a formal marketing plan. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short- and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the peer group category assignments and the appropriateness of those comparisons. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees further noted that an alternate Morningstar peer group category of Emerging Markets (“Morningstar EM Category”) was presented for comparison of the Africa Fund, and the Trustees considered the appropriateness of this comparison. The Trustees discussed the Advisor’s explanation as to why the Morningstar MR Category is not a true reflection of peer funds for the Africa Fund. In their discussions of each Fund’s performance, the Trustees considered the Advisor’s perspective and explanation with regard

SEMI-ANNUAL REPORT 2019

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2019 (Unaudited) – (Continued)

to implementation of each Fund’s investment strategy, which included the Advisor’s management of risk relative to returns. The Trustees also discussed the comparison of each Fund’s performance to its respective benchmark index as an appropriate supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories, and that there are flaws to take into consideration with regard to a comparison of the Funds versus its respective broad-based benchmark index.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to two different indices and the Morningstar MR Category. The Trustees observed that the Australia/New Zealand Fund underperformed both indices for the one-, three-, five-, and ten-year periods ended January 31, 2019. The Trustees also noted that the Australia/New Zealand Fund outperformed the median and average of the Morningstar MR Category for the one-, three-, five-, and ten-year periods ended December 31, 2018.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to two indices, the Morningstar MR Category and the Morningstar EM Category on a short- and long-term basis. The Trustees observed that the Africa Fund underperformed both of its indices for the one- and three-year and since-inception periods ended January 31, 2019, and outperformed one index and underperformed one index for the five-year period ended January 31, 2019. The Trustees noted the fact that the Africa Fund underperformed the median and average of both the Morningstar MR Category and the Morningstar EM Category for the one-, three-, and five-year periods ended December 31, 2018.

With respect to the Japan Fund, the Trustees noted the overall relative performance the Fund on a short- and long-term basis in comparison to one index and the Morningstar Japan Stock Category (“Morningstar JS Category”). The Trustees noted that the Japan Fund had underperformed its comparative index for the one-year period ended January 31, 2019, but outperformed its index for three-, five- and ten-year periods. The Trustees took note that the Japan Fund underperformed the average and median of the Morningstar JS Category for the one- and ten-year periods ended December 31, 2018, but outperformed the median and average of the same category for the three- and five-year periods.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to one index and the Morningstar World Stock Category (“Morningstar WS Category”) on a short- and long-term basis. The Trustees observed that the Fund had underperformed its index for the one-, three-, five- and ten-year periods ended January 31, 2019. Further, the Trustees found that the Global Fund underperformed the median and average of the Morningstar WS Category for the one-, three-, five- and ten-year periods ended December 31, 2018.

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and the Morningstar Real Estate Funds Category (“Morningstar RE Category”) on a short- and long-term basis. The Trustees noted that the Real Estate Fund underperformed its comparative index for the one-, three-, five- and ten-year periods ended January 31, 2019. The Trustees noted that the Real Estate Fund underperformed the median and average of the Morningstar RE Category for the one-, five- and ten-year periods ended December 31, 2018, and was in line with the median and average of the category for the three-year period.

SEMI-ANNUAL REPORT 2019

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2019 (Unaudited) – (Continued)

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s management of risk relative to returns, discussion with the Advisor regarding future plans with respect to Fund performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that continuation of each Fund’s Agreement was acceptable in light of each Fund’s investment performance.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. In addition, the Trustees discussed the Advisor’s efforts to negotiate favorable fees with various service providers and third-party vendors for the benefit of the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds. The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fees of the Africa Fund, Australia/New Zealand Fund and Japan Fund were each below the median and average of its respective Morningstar peer category. The Trustees also observed that the advisory fees of the Global Fund and Real Estate Securities Fund were in line with the median and average of its respective Morningstar peer category. The Trustees noted that the total gross operating expenses and total net operating expenses of the Australia/New Zealand Fund, Africa Fund, and Real Estate Fund were above the average and median expense levels of its respective Morningstar peer category. With regard to the Japan Fund, the Trustees noted that its total gross operating expenses were above the median and lower than the average expense levels of the Morningstar JS Category and that the Fund’s total net operating expenses were in line with the median and lower than the average expense levels of the category. With regard to the Global Fund, the Trustees noted that its total gross operating expenses were above the median and lower than the average expense levels of the Morningstar WS Category, and that the Fund’s total net operating expenses were above the average and median of the category. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages in most instances, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’

SEMI-ANNUAL REPORT 2019

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2019 (Unaudited) – (Continued)

agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2019

Additional Information – April 30, 2019 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 – 4/30/19	Expense Ratio During Period* 11/1/18 – 4/30/19
Australia/New Zealand Fund	$1,000.00	$1,025.30	$13.69	2.73%
Africa Fund	1,000.00	1,102.60	9.12	1.75%
Japan Fund	1,000.00	1,041.00	8.86	1.75%
Global Fund	1,000.00	1,064.90	12.93	2.53%
Real Estate Securities Fund	1,000.00	1,106.40	13.69	2.62%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period* 11/1/18 – 4/30/19	Expense Ratio During Period* 11/1/18 – 4/30/19
Australia/New Zealand Fund	$1,000.00	$1,011.28	$13.60	2.73%
Africa Fund	1,000.00	1,016.12	8.75	1.75%
Japan Fund	1,000.00	1,016.12	8.75	1.75%
Global Fund	1,000.00	1,012.27	12.60	2.53%
Real Estate Securities Fund	1,000.00	1,011.80	13.07	2.62%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2019

ADDITIONAL INFORMATION – April 30, 2019 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Funds’ portfolio holdings are available on the Commission’s website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2019

Notice of Privacy Policy & Practices (Unaudited)

Commonwealth International Series Trust (the ‘‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]

For purposes of this notice, the terms ‘‘customer’’ or ‘‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

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Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a)	(3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	6/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	6/25/2019

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	6/25/2019